UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 16, 2021

RAIT Funding, LLC

Name of Securitizer

Commission File Number of securitizer: 025-01437

Central Index Key Number of securitizer: 0001587045

Lyle Bauck, Plan Administrator, (212) 716-1491

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒(1)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

(1)

RAIT Funding, LLC, or “RAIT Funding”, files Form ABS-15G reports in respect of all asset-backed securities transactions for which RAIT Funding acts as securitizer and which are within the scope of Rule 15Ga-1 and that were not the subject of a filing on Form ABS-15G by an affiliated securitizer (“Covered Transactions”). RAIT Funding’s filing of any such reports and its compliance with the requirements of Rule 15Ga-1 are also being effected in satisfaction of the filing and compliance obligations of any affiliates of RAIT Funding, if any, that also acted as a securitizer in respect of any Covered Transaction.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), RAIT Funding, LLC (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the calendar year ended December 31, 2020.

Explanatory Note: This Form ABS-15G contains all applicable information that we know and is available to us without unreasonable effort or expense. On August 30, 2019, RAIT Financial Trust and its affiliates the Securitizer, RAIT General, Inc., RAIT Limited, Inc., Taberna Realty Finance Trust, RAIT JV TRS, LLC, and RAIT JV TRS Sub, LLC (together, the “Debtors”) filed voluntary bankruptcy cases (the “Chapter 11 Cases”) under chapter 11, Title 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). The Chapter 11 Cases are jointly administered under the caption In re: RAIT Funding, LLC, a Delaware limited liability company, et. al. On January 30, 2020 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ Joint Chapter 11 Plan filed with the Bankruptcy Court on December 17, 2019, as modified as set forth in the Confirmation Order (together, the “Plan”). The Plan provides that the effective date of the Plan will be the first business day after the Confirmation Date on which all conditions precedent to the effectiveness of the Plan have been satisfied or waived, including the Confirmation Order becoming a final, non-appealable order. On March 27, 2020 (the “Effective Date”), (i) the Debtors filed the Notice of (A) Entry of Findings of Fact, Conclusions of Law, and Order Confirming Chapter 11 Plan of Liquidation, (B) Effective Date, and (C) Related Bar Dates, and (ii) the Plan became effective. Following the Effective Date, the Debtors, including the Securitizer, do not have any ongoing business operations except as necessary to wind up their businesses and affairs and distribute their assets in accordance with the Plan. As a result of the wind up of its business and affairs, the Securitizer does not have personnel available to verify the information provided in this Form ABS-15G and it would require unreasonable effort and expense for Securitizer to otherwise do so. The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RAIT FUNDING, LLC,
(“RF”) (Securitizer)

By: RAIT JV TRS SUB, LLC,
(“TRS Sub”) as the sole member of RF,

By: RAIT JV TRS, LLC,
(“TRS”) as the sole member of TRS Sub,

By: RAIT ASSET HOLDINGS, LLC,
(“RAH”) the 90% member of TRS,

By: RAIT GENERAL, INC.,
the 1% member of RAH,

	By:	/s/ Lyle Bauck
Name: Lyle Bauck
Title: Plan Administrator

By: RAIT LIMITED, INC.,
the 99% member of RAH,

	By:	/s/ Lyle Bauck
Name: Lyle Bauck
Title: Plan Administrator

By: TABERNA REALTY FINANCE TRUST,
as the 10% member of TRS,

By:	/s/ Lyle Bauck
Name:	Lyle Bauck
Title:	Plan Administrator

Date: February 16, 2021